real estate joint ventures and investments in associates (Tables)	6 Months Ended
Jun. 30, 2023
real estate joint ventures and investments in associates
Schedule of real estate joint ventures financial information

	June 30,	December 31,
As at (millions)	2023	2022
ASSETS
Current assets
Cash and temporary investments, net	$9	$8
Other	30	27
	39	35
Non-current assets
Investment property	327	330
Other	10	10
	337	340
	$376	$375
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$10	$18
Construction credit facilities	342	342
	352	360
Owners’ equity
TELUS [1]	8	5
Other partners	16	10
	24	15
	$376	$375

1	The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2023	2022	2023	2022
Revenue	$7	$6	$13	$10
Depreciation and amortization	$2	$2	$4	$4
Interest expense	$2	$1	$5	$4
Net income (loss) and comprehensive income (loss) [1]	$(5)	$(2)	$(11)	$(6)

1	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

Three-month periods ended June 30 (millions)	2023			2022
	Loans and			Loans and
	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(1)	$(1)	$—	$(1)	$(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	2	—	2	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(2)	—	(2)	—	—	—
Funds we advanced or contributed, excluding construction credit facilities	—	1	1	—	2	2
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase (decrease)	—	—	—	—	—	—
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(8)	106	114	(8)	106
Balance, end of period	$114	$(8)	$106	$114	$(8)	$106

Six-month periods ended June 30 (millions)	2023			2022
	Loans and			Loans and
	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(2)	$(2)	$—	$(1)	$(1)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—	4	1	—	1
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—	(4)	(1)	—	(1)
Funds we advanced or contributed, excluding construction credit facilities	—	2	2	—	2	2
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase (decrease)	—	—	—	—	—	—
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(8)	106	114	(8)	106
Balance, end of period	$114	$(8)	$106	$114	$(8)	$106

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2	We account for our interests in the real estate joint ventures using the equity method of accounting. As at June 30, 2023, and December 31, 2022, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (Note 27).
3	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.